LONG-TERM DEBT (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 3,927
2026	3,161
2027	916
Total	8,004
Less - imputed interest	(130)
Total	$ 7,874	$ 9,762